July 25, 2008	Francine J. Rosenberger
D 202.778.9187
F 202.778.9100
francine.rosenberger@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forum Funds
File Nos. 2-67052 and 811-3023
Post-Effective Amendment No. 235

Ladies and Gentleman:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the “Registrant”), is Post-Effective Amendment No. 235 to the currently effective Registration Statement on Form N-1A (the “Amendment”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purpose of the Amendment is to update the prospectus and statement of additional information (“SAI”) in Post-Effective Amendment No. 232, as filed with the Securities and Exchange Commission (“SEC”) on June 6, 2008 (EDGAR Accession No. 0001193125-08-129746), registering (Institutional Class shares) of the Absolute Opportunities Fund (the “Fund”), to do as follows:

•	Reflect three additional sub-advisers who will manage Fund assets, including the investment strategies to be employed by such sub-advisers in the management of Fund assets; and

•

Address certain of the comments provided by the SEC staff on July 23, 2008 with respect to Post-Effective Amendment No. 231, which contains the prospectus and SAI of another series of the Registrant that is managed by the same adviser as the Fund.

The Registrant has elected that this filing be automatically effective on October 1, 2008, pursuant to Rule 485(a)(1) under 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

U.S. Securities and Exchange Commission

July 25, 2008

Sincerely,

/s/ Francine J. Rosenberger
Francine J. Rosenberger

Attachments

cc:	Tony Bosch
Nell-Garwood Garvey
Stacy L. Fuller